361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 101.2%
24,987,301	Federated Treasury Obligations Fund – Institutional Class, 0.010%[1]	$24,987,301
390	Federated U.S. Treasury Cash Reserves – Institutional Class, 0.010%[1]	390
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,987,691)	24,987,691
	TOTAL INVESTMENTS — 101.2%
	(Cost $24,987,691)	24,987,691
	Liabilities in Excess of Other Assets — (1.2)%	(294,585)
	TOTAL NET ASSETS — 100.0%	$24,693,106

[1]	The rate is the annualized seven-day yield at period end.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at January 31, 2021	Unrealized Appreciation (Depreciation)

8	E-Mini Dow	March 2021	$1,196,786	$1,195,160	$(1,626)
13	E-Mini Nasdaq 100	March 2021	3,360,506	3,356,925	(3,581)
32	E-Mini Russell 2000 Index	March 2021	3,313,427	3,309,120	(4,307)
18	E-Mini S&P 500	March 2021	3,336,830	3,334,680	(2,150)
3	E-Mini S&P MidCap 400	March 2021	701,150	700,710	(440)

TOTAL FUTURES CONTRACTS			$11,908,699	$11,896,595	$(12,104)